Expense Example	Mar. 30, 2026 USD ($)
Infrastructure Capital Equity Income ETF | Infrastructure Capital Equity Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 250
Expense Example, with Redemption, 3 Years	770
Expense Example, with Redemption, 5 Years	1,316
Expense Example, with Redemption, 10 Years	2,806
Infrastructure Capital Small Cap Income ETF | Infrastructure Capital Small Cap Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	223
Expense Example, with Redemption, 3 Years	688
Expense Example, with Redemption, 5 Years	1,180
Expense Example, with Redemption, 10 Years	2,534
Infrastructure Capital Bond Income ETF | Infrastructure Capital Bond Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	$ 1,084